Note 14 - Financial Instruments (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Total cash and cash equivalents	$ 442,489	$ 233,843	$ 327,434	$ 84,303
Current Trade and Grants Receivable	838,502	913,458
Total current liabilities	686,068	743,410
Currency risk [member]
Statement Line Items [Line Items]
Possible effect of 10% change in exchange rate regarding the USD to the net income (loss)	79,527	63,030
Liquidity risk [member]
Statement Line Items [Line Items]
Total cash and cash equivalents	442,489	233,843
Current Trade and Grants Receivable	838,502	913,458
Total current liabilities	686,068	743,410
Credit risk [member]
Statement Line Items [Line Items]
Current Trade and Grants Receivable	838,502	913,458
Credit risk [member] | Company in China [member]
Statement Line Items [Line Items]
Current Trade and Grants Receivable	$ 740,494	$ 812,978
Percentage of entity's accounts receivables	89.00%	89.00%
Credit risk [member] | Financial instruments not credit-impaired [member]
Statement Line Items [Line Items]
Current Trade and Grants Receivable	$ 133,740	$ 148,500
Percentage of entity's accounts receivables	68.00%	86.00%
Credit risk [member] | Financial instruments credit-impaired [member] | Company in China [member]
Statement Line Items [Line Items]
Current Trade and Grants Receivable	$ 0